Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Movement on liabilities from financing activities [member]
Statement [Line Items]
Movements of Liabilities From Financing Activities
Movements on liabilities from financing activities

			(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Total
Net liabilities as of January 1, 2017	21,925	—	21,925
Cash flows	(107)	(1)	(108)
Increase due to business combinations	405	91	496
Items such as foreign currency translation adjustments	1	3	4

Net liabilities as of December 31, 2017	22,224	93	22,317

Material non-cash transactions [member]
Statement [Line Items]
Movements of Liabilities From Financing Activities
Movements on liabilities from financing activities

(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Corporate bond which are due after one year	Total
Net liabilities as of January 1, 2018	22,224	93	—	22,317
Cash flows	966	—	148,024	148,990
Transfer of liquidity	78	(78)	—	—
Increase due to business combinations	—	9	—	9
Decrease due to loss of control of subsidiaries	(79)	—	—	(79)
Interest expenses	—	—	200	200
Recognition of stock acquisition rights through issuance of corporate bonds and deferred tax liabilities	—	—	(6,092)	(6,092)
Foreign currency translation adjustments	(189)	(18)	—	(207)

Net liabilities as of December 31, 2018	23,000	6	142,132	165,138

For the year ended December 31, 2019
There were no material non-cash transactions for the year ended December 31, 2019.
Movements on liabilities from financing activities

(In millions of yen)

	Borrowings which are due less than one year	Borrowings which are due after one year	Corporate bond which are due after one year	Lease liabilities	Total
Net liabilities as of January 1, 2019	23,000	6	142,132	—	165,138
Adjustment on adoption of new accounting standards	—	—	—	48,013	48,013

Net liabilities as of January 1, 2019 (adjusted)	23,000	6	142,132	48,013	213,151
Cash flows	98	(2)	—	(10,383)	(10,287)
Increase due to business combinations	94	—	—	—	94
New lease contracts	—	—	—	18,520	18,520
Lease disposals	—	—	—	(308)	(308)
Interest expenses	—	—	719	1,216	1,935
Foreign currency translation adjustments	15	—	—	(421)	(406)

Net liabilities as of December 31, 2019	23,207	4	142,851	56,637	222,699

LINE Mobile Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation
The assets, liabilities and gain on loss of control of LINE Mobile Corporation after deconsolidation are presented below;

(In millions of yen)

Current assets	2,646
Cash and cash equivalents (1)	1,113
Trade and other receivables	1,277
Inventories	48
Other non-current assets	208
Non-current assets	270
Current liabilities	(4,083)
Non-current liabilities	(1)

Total	(1,168)

Fair value of investment owned by the Group	8,326

Gain on loss of control of subsidiaries (2)	9,494

(1)	This amount is included in “Cash disposed on loss of control of subsidiaries and business transfer” in the Group’s Consolidated Statements of Cash Flows.
(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss for the year ended December 31, 2018.

LINE Games Corporation [member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation
The assets, liabilities and gain on loss of control of LINE Games Corporation after deconsolidation are presented as below;

(In millions of yen)

Current assets	2,969
Cash and cash equivalents (1)	930
Trade and other receivables	758
Other current assets	1,281
Non-current assets	4,570
Current liabilities	(1,276)
Non-current liabilities	(265)
Other comprehensive income	(180)
Non-controlling interests	(1,974)

Total	3,844

Fair value of investment owned by the Group	19,144

Gain on loss of control of subsidiaries (2)	15,300

(1)	This amount is included in “Cash disposed on loss of control of subsidiaries and business transfer” in the Group’s Consolidated Statements of Cash Flows.

(2)	This amount is included in “Other operating income” in the Group’s Consolidated Statements of Profit or Loss.

Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Statement [Line Items]
Assets, Liabilities and Other Items of Subsidiaries and Businesses Transferred in Connection with Deconsolidation	All the variances between the assets and liabilities of the camera application business transferred to Snow Corporation and the consideration of transfer were recognized as gain on transfer as presented below.

(In millions of yen)

Current assets	603
Cash and cash equivalents	581
Other current assets	22
Non-current assets	71
Current liabilities	(133)
Non-current liabilities	(334)

Total	207

Consideration received in exchange for the transfer of camera application business (1)	10,651

Gain on transfer (2)	10,444